Cover Page	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41197
Entity Tax Identification Number	86-3155788
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
Entity Central Index Key	0001858681
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, State or Province	NY
Amendment Flag	false